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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

If amended report check here:      |X|                    Amendment Number: 3

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                August 10, 2006
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0_______

Form 13F Information Table Entry Total:  ______69_______

Form 13F Information Table Value Total: $____650,874_______
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F AS FILED ON FEBRUARY 17, 2004 FOR THE PERIOD ENDING DECEMBER 31, 2003. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.



List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABINGTON BANCORP INC            COM               00350P100     3981       103172       SH       N/A   NONE 103172    0   0
ADVANCEPCS                      COM               00790K109     34847      660100       SH       N/A   NONE 660100    0   0
ALCAN ALUMINIUM LTD             COM               013716105     2964       63122        SH       N/A   NONE 63122     0   0
ASHANTI GOLDFIELDS LTD          GLOB DEP RCPT     043743202     5728       439300       SH       N/A   NONE 439300    0   0
AXA                             CALL              054536907     213        500              CALL N/A   NONE 500       0   0
BANK OF AMERICA CORP            COM               060505104     2574       32000        SH       N/A   NONE 32000     0   0
BANK OF AMERICA CORP            CALL              060505904     275        500              CALL N/A   NONE 500       0   0
BARNESANDNOBLE.COM INC          CL A              067846105     147        50000        SH       N/A   NONE 50000     0   0
BOISE CASCADE CORP              COM               097383103     42938      1306701      SH       N/A   NONE 1306701   0   0
BOOKHAM TECHNOLOGY              SPONSORED ADR     09856Q108     210        84176        SH       N/A   NONE 84176     0   0
BSB BANCORP INC                 COM               055652101     7312       185108       SH       N/A   NONE 185108    0   0
CAREMARK RX INC                 CALL              141705903     629        3649             CALL N/A   NONE 3649      0   0
CCBT FINANCIAL COS INC          COM               12500Q102     1898       54300        SH       N/A   NONE 54300     0   0
CONCORD EFS INC                 COM               206197105     7419       499900       SH       N/A   NONE 499900    0   0
DIAL CORP                       COM               25247D101     24396      856900       SH       N/A   NONE 856900    0   0
DREYER'S GRAND ICE CREAM INC    COM               261878102     33810      434850       SH       N/A   NONE 434850    0   0
ESPERION THERAPEUICS INC        COM               29664R106     1213       35048        SH       N/A   NONE 35048     0   0
FIRST ESSEX BANCORP INC         COM               320103104     12067      207552       SH       N/A   NONE 207552    0   0
FIRST SENTINEL BANCORP INC      COM               33640T103     820        38775        SH       N/A   NONE 38775     0   0
FIRSTFED AMERICA BANCORP INC    COM               337929103     13723      527200       SH       N/A   NONE 527200    0   0
FIRSTFED AMERICA BANCORP INC    COM               337929103     578        22200        SH       N/A   NONE 22200     0   0
FLEET BOSTON FINANCIAL CORP     COM               339030108     22829      523000       SH       N/A   NONE 523000    0   0
FLEET BOSTON FINANCIAL CORP     PUT               339030958     211        1536             PUT  N/A   NONE 1536      0   0
GA FINL INC                     COM               361437106     1177       33900        SH       N/A   NONE 33900     0   0
GLOBESPAN INC.                  COM               37957V106     2224       380200       SH       N/A   NONE 380200    0   0
GUCCI GROUP N V                 COM NY REG        401566104     428        5000         SH       N/A   NONE 5000      0   0
HOUSEHOLD INTL                  PUT               441815957     556        2160             PUT  N/A   NONE 2160      0   0
HSBC HOLDINGS PLC - ADR         SPON ADR NEW      404280406     4229       53656        SH       N/A   NONE 53656     0   0
INTERGRAPH CORP                 COM               458683109     19704      823395       SH       N/A   NONE 823395    0   0
INTERGRAPH CORP                 PUT               458683959     275        1428             PUT  N/A   NONE 1428      0   0
INTERGRAPH CORP                 PUT               458683959     2179       3572             PUT  N/A   NONE 3572      0   0
INTERTAN INC                    COM               461120107     783        77400        SH       N/A   NONE 77400     0   0
INVIVO CORPORATION              COM               461858102     2072       94520        SH       N/A   NONE 94520     0   0
JOHN HANCOCK FINANCIAL SRVCS    COM               41014S106     73249      1953300      SH       N/A   NONE 1953300   0   0
MANOR CARE INC                  COM               564055101     346        10000        SH       N/A   NONE 10000     0   0
MANUFACTURERS SERVICES LTD      COM               565005105     1520       250000       SH       N/A   NONE 250000    0   0
METRO-GOLDWYN-MAYER INC         COM               591610100     5485       320925       SH       N/A   NONE 320925    0   0
METRO-GOLDWYN-MAYER INC         PUT               591610950     236        750              PUT  N/A   NONE 750       0   0
METRO-GOLDWYN-MAYER INC         PUT               591610950     659        2125             PUT  N/A   NONE 2125      0   0
MID ATLANTIC MEDICAL SVCS       COM               59523C107     71280      1100000      SH       N/A   NONE 1100000   0   0
MONY GROUP INC                  COM               615337102     4697       150100       SH       N/A   NONE 150100    0   0
NASDAQ 100 TR                   UNIT SER 1        631100104     820        22500        SH       N/A   NONE 22500     0   0
NEW AMERICA HIGH INCOME FUND    COM               641876107     652        301900       SH       N/A   NONE 301900    0   0
NEW FOCUS INC.                  COM               644383101     5837       1162754      SH       N/A   NONE 1162754   0   0
NEWHALL LAND & FARMING CO-LP    DEPOSITARY REC    651426108     1438       35600        SH       N/A   NONE 35600     0   0
NTL INC                         COM               62940M104     1572       22544        SH       N/A   NONE 22544     0   0
PARTNERS TRUST FINANCIAL GROUP ICOM               70213A103     289        8500         SH       N/A   NONE 8500      0   0
PATRIOT BANK CORP               COM               70335P103     2426       84803        SH       N/A   NONE 84803     0   0
PEOPLESOFT                      CALL              712713906     837        1610             CALL N/A   NONE 1610      0   0
PEOPLESOFT                      CALL              712713906     1614       3104             CALL N/A   NONE 3104      0   0
PEOPLESOFT                      CALL              712713906     574        731              CALL N/A   NONE 731       0   0
PEOPLESOFT                      PUT               712713956     208        1000             PUT  N/A   NONE 1000      0   0
PRECISION CASTPARTS CORP        COM               740189105     9113       200676       SH       N/A   NONE 200676    0   0
RAINBOW TECHNOLOGIES INC        COM               750862104     1234       109598       SH       N/A   NONE 109598    0   0
REPUBLIC BANCORP                COM               759929102     3304       105000       SH       N/A   NONE 105000    0   0
SICOR INC                       COM               825846108     6634       243901       SH       N/A   NONE 243901    0   0
SICOR INC                       COM               825846108     27200      1000000      SH       N/A   NONE 1000000   0   0
SOUTHERN FINANCIAL BNCRP        COM               842870107     6249       145100       SH       N/A   NONE 145100    0   0
STATEN ISLAND BANCOPR INC       COM               857550107     2250       100000       SH       N/A   NONE 100000    0   0
TITAN CORP                      COM               888266103     31553      1446700      SH       N/A   NONE 1446700   0   0
TITAN CORP                      COM               888266103     1145       52500        SH       N/A   NONE 52500     0   0
TRAVERLERS PROP CASUALT-A       CL A              89420G109     13879      827088       SH       N/A   NONE 827088    0   0
TRAVERLERS PROP CASUALTY-B      CL B              89420G406     8594       506400       SH       N/A   NONE 506400    0   0
UNITED NATIONAL BANCORP NJ      COM               910909100     12316      343631       SH       N/A   NONE 343631    0   0
UNITEDGLOBALCOM INC -CL A       CL A              913247508     3232       381090       SH       N/A   NONE 381090    0   0
US BANCORP                      COM NEW           902973304     3723       125000       SH       N/A   NONE 125000    0   0
VIAD CORP                       COM               92552R109     500        20000        SH       N/A   NONE 20000     0   0
WELLPOINT HEALTH NETWORKS       COM               94973H108     73712      760000       SH       N/A   NONE 760000    0   0
YELLOW CORPORATION              COM               985509108     18091      500170       SH       N/A   NONE 500170    0   0